Income Taxes	12 Months Ended
Feb. 01, 2014
Income Taxes

16. Income Taxes

Income (Loss) before income taxes are as follows for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Domestic	$40,246	$33,625	$(7,618)
Foreign	(7,888)	(4,460)	(2,802)

Total Income (Loss) before income taxes	$32,358	$29,165	$(10,420)

Income tax expense (benefit) is as follows for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Current:
Federal	$29,794	$13,813	$(11,847)
State	4,036	(3,704)	5,901
Foreign	351	291	2,499

Subtotal	34,181	10,400	(3,447)

Deferred:
Federal	(17,045)	(3,386)	903
State	(928)	(3,519)	(1,235)
Foreign	—	369	(369)

Subtotal	(17,973)	(6,536)	(701)

Total income tax expense (benefit)	$16,208	$3,864	$(4,148)

The tax rate reconciliations are as follows for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Tax at statutory rate (%)	35.0%	35.0%	(35.0)%
State income taxes, net of federal	8.4	5.8	(9.5)
Change in valuation allowance	4.9	1.8	14.8
Permanent items	0.6	(1.4)	13.3
Tax credits	(7.7)	(11.7)	(30.5)
Tax reserves	2.1	(14.1)	(11.6)
Deferred tax asset—stock compensation	8.3	—	—
Impact of change in state tax laws and rates	2.8	(2.1)	9.0
Foreign taxes	(3.8)	(1.2)	9.7
Other	(0.5)	1.2	—

Effective tax rate (%)	50.1%	13.3%	(39.8)%

The tax effects of temporary differences are included in deferred tax accounts as follows:

	(in thousands)
	February 1, 2014		February 2, 2013
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Current deferred tax assets and liabilities:
Allowance for doubtful accounts	$43	$—	$32	$—
Compensated absences	646	—	743	—
Inventory costs and reserves capitalized for tax purposes	5,392	—	6,977	—
Insurance reserves	8,085	—	6,985	—
Prepaid items and other items deductible for tax purposes	—	20,571	—	17,355
Sales return reserves	$2,831	$—	$2,890	$—
Reserves	515	—	331	—
Accrued interest	—	—	19	—
Prepaid items taxable for tax purposes	1,522	—	1,546	—
Deferred revenue	1,428	—	1,062	—
Employee benefit accrual	13,210	—	4,641	—
Deferred gain	—	—	—	1,203
Other	484	—	268	—
Valuation allowance	(110)	—	(803)	—

Total current deferred tax assets and liabilities	$34,046	$20,571	$24,691	$18,558

Non-Current deferred tax assets and liabilities:
Property and equipment basis adjustments	$—	$128,657	$—	$130,793
Deferred rent	31,809	—	28,266	—
Intangibles—long-lived	—	113,089	—	124,129
Intangibles—indefinite-lived	—	93,618	—	93,368
Insurance reserves	13,217	—	12,253	—
Employee benefit compensation	4,838	—	4,373	—
State net operating losses (net of federal benefit)	9,095	—	9,206	—
Prepaid items taxable for tax purposes	3,508	—	5,341	—
Landlord allowances	32,747	—	29,673	—
Accrued interest	3,538	—	2,991	—
Other	—	883	553	—
State credits	2,173	—	2,366	—
Federal and Puerto Rico tax credits	1,612	—	7,008	—
Valuation allowance	(8,998)	—	(7,079)	—

Total non-current deferred tax assets and liabilities	$93,539	$336,247	$94,951	$348,290

Net deferred tax liability		$229,233		$247,206

The Company assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. Based on this evaluation, the Company believes no valuation allowances for federal income taxes are necessary.

As of February 1, 2014, the Company had available state and Puerto Rico net operating losses that can be carried forward to future years. The Company has $7.8 million of deferred tax assets recorded for state net operating losses, of which $5.7 million will expire between 2013 and 2025. Therefore, as of February 1, 2014, valuation allowances of $5.7 million were recorded against these losses. In addition, as of February 1, 2014, the Company has $1.3 million of deferred tax assets recorded for Puerto Rico net operating loss carryforwards that will begin to expire in 2020. Therefore, as of February 1, 2014, the Company has recorded a full valuation allowance of $1.3 million against these losses.

As of February 1, 2014, the Company had tax credit carryforwards that include $2.1 million of state credits that will begin to expire in 2021 and $1.6 million of Puerto Rico alternative minimum tax (AMT) credits that have an indefinite life. As of February 1, 2014, the Company has determined that it is more likely than not that the benefit from the Puerto Rico AMT credits will not be realized. Therefore, as of February 1, 2014, valuation allowances of $1.6 million were recorded against these credits.

If or when recognized, the tax benefits relating to any reversal of the valuation allowance on deferred tax assets will be recorded to the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits (exclusive of interest and penalties) is as follows:

(in thousands)
Gross Unrecognized Tax Benefits, Exclusive of Interest and Penalties
Balance at January 29, 2011	$23,271
Additions for tax positions of the current year	—
Additions for tax positions of prior years	6,383
Reduction for tax positions of prior years	(7,505)
Settlements	—
Lapse of statute of limitations	—

Balance at January 28, 2012	$22,149
Additions for tax positions of the current year	—
Additions for tax positions of prior years	—
Reduction for tax positions of prior years	(5,225)
Settlements	—
Lapse of statute of limitations	—

Balance at February 2, 2013	$16,924
Additions for tax positions of the current year	—
Additions for tax positions of prior years	—
Reduction for tax positions of prior years	(1,524)
Settlements	—
Lapse of statute of limitations	(128)

Balance at February 1, 2014	$15,272

As of February 1, 2014, the Company reported total unrecognized benefits of $15.3 million, of which $6.0 million would affect the Company’s effective tax rate if recognized. As a result of previous positions taken, the Company recorded a increase of $1.3 million of interest and penalties during Fiscal 2013 in the line item “Income Tax Expense (Benefit)” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Cumulative interest and penalties of $11.7 million are recorded in the line item “Other Liabilities” in the Company’s Consolidated Balance Sheet. The Company recognizes interest and penalties related to unrecognized tax benefits as part of income taxes. Within the next twelve months, the Company does not expect any significant changes in its unrecognized tax benefits.

As of February 2, 2013, the Company had total unrecognized benefits of $16.9 million, of which $6.1 million would affect the Company’s effective tax rate if recognized. As a result of previous positions taken, the Company recorded a reduction of $2.1 million of interest and penalties during Fiscal 2012 in the line item “Income Tax Expense (Benefit)” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Cumulative interest and penalties of $10.4 million are recorded in the line item “Other Liabilities” in the Company’s Consolidated Balance Sheet. The Company recognizes interest and penalties related to unrecognized tax benefits as part of income taxes. Within the next twelve months, the Company does not expect any significant changes in its unrecognized tax benefits.

The Company files tax returns in the U.S. federal jurisdiction, Puerto Rico and various state jurisdictions. The Company is open to examination by the IRS under the applicable statutes of limitations for fiscal years 2010 through 2013. The Company or its subsidiaries’ state income tax returns are open to audit for the fiscal years 2009 through 2013, which includes the Transition Period, under the applicable statutes of limitations. There are ongoing federal and state audits in several jurisdictions and the Company has accrued for possible exposures as required under Topic No. 740.